REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING
FIRM

Board of Trustees and Shareholders
Pender Real Estate Credit Fund

In planning and performing our audit of the consolidated financial statements of Pender
Real Estate Credit Fund (the Company) as of December 31, 2023 and for the period from April 24, 2023 (commencement of operations) through December 31, 2023, in accordance with the standards of the Public
Company Accounting Oversight Board
(United States), we considered the
Companys internal control over financial reporting, including controls over safeguarding securities, as a basis for designing audit procedures for the purpose of expressing an opinion on the consolidated financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Companys internal control over financial reporting. Accordingly, we express no such opinion.

Management of the Company is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A companys internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A companys internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the companys assets that could have a material effect on the consolidated financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or the degree of compliance with policies and procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Companys annual or interim consolidated financial statements will not be prevented or detected on a timely basis.

Our consideration of the Companys internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the Public Company
Accounting Oversight Board (United States).
However, we identified the following
deficiency in internal control over financial reporting or control activities for safeguarding securities that we consider to be a material weakness, as defined above.
Internal controls were not effectively
designed to verify the completeness and
accuracy of the presentation and disclosures in the consolidated financial statements and the underlying data used to prepare the consolidated financial statements.

This report is intended solely for the
information and use of management and the Board of Trustees of Pender Real Estate
Credit Fund and the U.S. Securities and
Exchange Commission, and is not intended to be and should not be used by anyone other than these specified parties.

/s/ Grant Thornton
Newport Beach, California
April 28,2025